Financial Instruments - Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments
Restricted cash	$ 5,880	$ 2,818
Due from related parties	32,131	19,007
Carrying value
Financial Instruments
Cash and cash equivalents	101,060	72,253
Restricted cash	5,880	2,818
Accounts receivable, net	21,874	10,652
Due from related parties	32,131	19,007
Equity investment in ZIM	28,693	28,693
Accounts payable	11,937	12,971
Accrued liabilities	14,628	14,014
Long-term debt, including current portion	2,676,874	2,775,378
Carrying value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,540	6,587
Carrying value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	33,345	32,507
Fair Value
Financial Instruments
Cash and cash equivalents	101,060	72,253
Restricted cash	5,880	2,818
Accounts receivable, net	21,874	10,652
Due from related parties	32,131	19,007
Equity investment in ZIM	37,903	35,831
Accounts payable	11,937	12,971
Accrued liabilities	14,628	14,014
Long-term debt, including current portion	2,677,411	2,776,739
Fair Value | Unsecured 3% Series 1 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	6,540	6,587
Fair Value | Unsecured 5% Series 2 ZIM Notes due 2023
Financial Instruments
Receivable from ZIM	$ 33,345	$ 32,507